RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

The Company had the following related party transactions:

●	Due to related party – From time to time, the Company loaned money to APIIS Financial Group, a company owned by James Chae, who is also the majority stockholder and CEO of the Company. The balance is non-interest bearing and due on demand. As of March 31, 2025 and December 31, 2024, the balance was $225,586 and $732,710, respectively.

●	Related party compensation - For the three months ended March 31, 2025 and 2024, the compensation to James Chae was $42,154, respectively.

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Notes payable and Convertible notes to related party –. On June 12, 2024, the Company consummated the acquisition of certain assets in three Las Vegas restaurants from Mr. Jihyuck Hwang. Total acquisition cost was $3.6 million, consisting of $1.8 million in cash, issuance of a $600,000 promissory note and issuance of a $1.2 million convertible note to Mr. Hwang. The promissory note will be repaid in two equal installments without interest, while the convertible note was repaid by the Company on March 10, 2025 with the proceeds from a loan made to the Company on or about March 7, 2025. As of March 31, 2025, the balances were $600,000 and $0 for the promissory note and the convertible note, respectively. The balances were $600,000 and $1,200,000, respectively, as of December 31, 2024.

Interest expense was $0 for the quarter ended March 31, 2025 and 2024, respectively.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

12. RELATED PARTY TRANSACTIONS

The Company had the following related party transactions:

●	Due to related party – From time to time, the Company loaned money to APIIS Financial Group, a company owned by James Chae, who is also the majority stockholder and CEO of the Company. The balance is non-interest bearing and due on demand. As of December 31, 2024 and 2023, the balance was $732,710 and $24,176, respectively.

●	Related party compensation - For the years ended December 31, 2024 and 2023, the compensation to James Chae was $139,769 and $339,740, respectively.

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Notes payable and Convertible notes to related party –. On June 12, 2024, the Company consummated the acquisition of certain assets in three Las Vegas restaurants from Mr. Jihyuck Hwang. Total acquisition cost was $3.6 million, consisting of $1.8 million in cash, issuance of a $600,000 promissory note and issuance of a $1.2 million convertible note to Mr. Hwang. The promissory note will be repaid in two equal installments without interest, while the convertible note was repaid by the Company on March 7, 2025 with the proceeds from a loan made to the Company on or about March 6, 2025. As of December 31, 2024, the balances were $600,000 and $1.2 million for the promissory note and the convertible note, respectively. The balances were zero as of December 31, 2023.

Interest expense was $3,024 and $0 for the year ended December 31, 2024 and 2023, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS